INVESTMENTS - Current and Noncurrent Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Current investments	$ 19,780	$ 8,635
Financial assets, classified as held for trading	418	527
Noncurrent investments	418	527
Mutual funds
Disclosure of financial assets [line items]
Held for trading investment	19,384	4,050
Financial assets, classified as held for trading		527
LETEs
Disclosure of financial assets [line items]
Current financial assets available-for-sale	396	1,015
T-Bills
Disclosure of financial assets [line items]
Current financial assets available-for-sale	0	3,493
LECAPs
Disclosure of financial assets [line items]
Current financial assets available-for-sale	$ 0	$ 77